ALLOWANCE FOR DOUBTFUL RECEIVABLES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for doubtful receivables
Analysis of allowance for doubtful receivables
Balance, beginning of the year	$ 19,295,063	$ 13,859,407	$ 1,810,284
Allowance made during the year	26,556,358	5,435,656	12,694,191
Recoveries			(386,668)
Amount written-off against allowance	(412,654)		(258,400)
Balance, end of the year	45,438,767	19,295,063	13,859,407
Allowance for other receivables
Analysis of allowance for doubtful receivables
Balance, beginning of the year	4,494,603	2,952,520	243,966
Allowance made during the year	4,801,713	1,542,083	2,708,554
Balance, end of the year	9,296,316	4,494,603	2,952,520
Allowance for advances to suppliers
Analysis of allowance for doubtful receivables
Balance, beginning of the year	6,143,783	5,980,338	7,944,150
Allowance made during the year	9,509,515	163,445	262,283
Recoveries	(52,802)		(2,226,095)
Balance, end of the year	$ 15,600,496	$ 6,143,783	$ 5,980,338